BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2021
	Shares	Value
COMMON STOCKS - 83.9%
AUSTRALIA - 3.7%
Airports - 0.9%
Sydney Airport (n)	95,518	$451,345
Office - 1.5%
Dexus	96,005	713,860
Toll Roads - 1.3%
Transurban Group	62,906	639,516
Total AUSTRALIA		1,804,721
BRAZIL - 0.7%
Rail - 0.7%
Rumo SA (n)	101,683	364,015
Total BRAZIL		364,015
CANADA - 6.2%
Office - 0.7%
Allied Properties Real Estate Investment Trust	10,005	323,548
Pipelines - 3.9%
Enbridge, Inc.	27,200	990,862
Enbridge, Inc.	6,037	219,747
Pembina Pipeline Corp.	7,399	213,387
Pembina Pipeline Corp.	9,300	268,632
TC Energy Corp.	4,693	214,705
Total Pipelines		1,907,333
Rail - 1.0%
Canadian Pacific Railway Ltd.	1,300	496,539
Residential - 0.6%
InterRent Real Estate Investment Trust	27,440	322,939
Total CANADA		3,050,359
CHINA - 1.5%
Airports - 0.2%
Hainan Meilan International Airport Company Ltd.	22,000	96,236
Communications - 0.4%
China Tower Corporation Ltd. (e)	1,399,600	207,819
Gas Utilities - 0.5%
China Gas Holdings Ltd.	62,254	255,595
Water - 0.4%
Guangdong Investment Ltd.	113,500	185,445
Total CHINA		745,095
FRANCE - 3.2%
Hotel - 0.3%
Accor SA	4,600	173,310
Office - 1.3%
Covivio	4,710	402,840
Gecina SA	1,565	215,425
Total Office		618,265
Renewables/Electric Generation - 0.6%
Engie SA (n)	20,800	295,472
Retail - 0.5%
Unibail-Rodamco-Westfield	3,214	256,794
Toll Roads - 0.5%
Getlink SE (n)	15,700	240,674
Total FRANCE		1,584,515
GERMANY - 1.9%
Airports - 0.5%
Fraport AG Frankfurt Airport Services Worldwide	4,400	267,329
Renewables/Electric Generation - 0.9%
RWE AG	10,577	415,062
Residential - 0.5%
Deutsche Wohnen SE	5,330	248,637
Total GERMANY		931,028
HONG KONG - 3.6%
Diversified - 2.0%
CK Asset Holdings Ltd.	37,824	230,257
Sun Hung Kai Properties Ltd.	24,431	369,930
Swire Properties Ltd.	116,664	362,124
Total Diversified		962,311
Rail - 0.3%
MTR Corporation Ltd.	27,576	156,838
Renewables/Electric Generation - 0.6%
CLP Holdings Ltd.	31,292	304,681
Retail - 0.7%
Wharf Real Estate Investment Company Ltd.	64,397	362,128
Total HONG KONG		1,785,958
ITALY - 2.0%
Renewables/Electric Generation - 0.8%
Hera SpA	100,200	384,217
Toll Roads - 1.2%
Atlantia SpA (n)	31,558	590,586
Total ITALY		974,803
JAPAN - 5.2%
Hotel - 1.0%
Invincible Investment Corp.	484	183,306
Japan Hotel REIT Investment Corp.	506	286,053
Total Hotel		469,359
Industrial - 0.6%
LaSalle Logiport REIT	131	198,640
Mitsui Fudosan Logistics Park, Inc.	18	89,017
Total Industrial		287,657
Office - 2.6%
Daiwa Office Investment Corp.	34	239,614
Invesco Office J-Reit, Inc.	1,434	226,498
Mitsui Fudosan Company Ltd.	19,433	442,985
Nippon Building Fund, Inc.	59	347,674
Total Office		1,256,771
Rail - 1.0%
East Japan Railway Co.	7,200	511,973
Total JAPAN		2,525,760
MEXICO - 1.3%
Airports - 0.9%
Grupo Aeroportuario del Pacifico SAB de CV (n)	42,282	441,365
Toll Roads - 0.4%
Promotora y Operadora de Infraestructura SAB de CV	25,954	198,088
Total MEXICO		639,453
SINGAPORE - 0.7%
Diversified - 0.4%
City Developments Ltd.	27,822	165,475
Office - 0.3%
Keppel REIT	166,829	151,710
Total SINGAPORE		317,185
SPAIN - 2.4%
Communications Infrastructure - 0.7%
Cellnex Telecom SA (e)	5,789	333,727
Diversified - 0.9%
Merlin Properties Socimi SA	42,600	436,092
Hotel - 0.3%
Melia Hotels International SA (n)	18,155	135,640
Toll Roads - 0.5%
Ferrovial SA (n)	9,661	252,452
Total SPAIN		1,157,911
SWEDEN - 0.6%
Diversified - 0.6%
Hufvudstaden AB	21,386	311,089
Total SWEDEN		311,089
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zurich AG (n)	3,400	559,397
Total SWITZERLAND		559,397
UNITED KINGDOM - 5.1%
Electricity Transmission & Distribution - 1.7%
National Grid PLC	69,368	823,442
Industrial - 0.2%
Tritax EuroBox PLC (e)	62,131	86,083
Office - 0.9%
Derwent London PLC	9,993	444,683
Retail - 1.7%
Capital & Counties Properties PLC	149,678	352,233
Hammerson PLC	246,683	118,956
Shaftesbury PLC	41,930	370,800
Total Retail		841,989
Water - 0.6%
United Utilities Group PLC	24,500	313,072
Total UNITED KINGDOM		2,509,269
UNITED STATES - 44.7%
Communications - 2.7%
Crown Castle International Corp.	6,300	1,084,419
SBA Communications Corp.	900	249,795
Total Communications		1,334,214
Datacenters - 0.7%
CyrusOne, Inc.	4,866	329,526
Electricity Transmission & Distribution - 3.1%
PG&E Corp. (n)	65,320	764,897
Sempra Energy	5,600	742,448
Total Electricity Transmission & Distribution		1,507,345
Gas Utilities - 0.9%
NiSource, Inc.	19,365	466,890
Healthcare - 2.4%
Physicians Realty Trust	3,528	62,340
Ventas, Inc.	7,972	425,226
Welltower, Inc.	9,373	671,388
Total Healthcare		1,158,954
Hotel - 1.7%
Host Hotels & Resorts, Inc.	30,644	516,351
Pebblebrook Hotel Trust	12,720	308,969
Total Hotel		825,320
Industrial - 2.8%
Prologis, Inc.	11,602	1,229,812
Rexford Industrial Realty, Inc.	2,947	148,529
Total Industrial		1,378,341
Manufactured Homes - 0.5%
Sun Communities, Inc.	1,698	254,768
Midstream - 3.4%
Cheniere Energy, Inc. (n)	7,958	573,055
Equitrans Midstream Corp.	26,943	219,855
ONEOK, Inc.	9,000	455,940
Targa Resources Corp.	6,513	206,788
The Williams Companies, Inc.	8,885	210,486
Total Midstream		1,666,124
Net Lease - 2.1%
Agree Realty Corp.	2,300	154,813
National Retail Properties, Inc.	7,633	336,386
Spirit Realty Capital, Inc.	4,618	196,265
VICI Properties, Inc.	6,493	183,363
WP Carey, Inc.	2,000	141,520
Total Net Lease		1,012,347
Office - 2.1%
Cousins Properties, Inc.	10,281	363,433
Douglas Emmett, Inc.	5,690	178,666
Highwoods Properties, Inc.	6,300	270,522
SL Green Realty Corp.	3,196	223,688
Total Office		1,036,309
Pipeline (MLP) - 1.7%
Energy Transfer LP	26,238	201,508
Enterprise Products Partners LP	9,369	206,305
MPLX LP	8,335	213,626
Plains All American Pipeline LP	22,759	207,107
Total Pipeline (MLP)		828,546
Pipelines - 1.3%
Kinder Morgan, Inc.	39,905	664,418
Rail - 1.4%
CSX Corp.	6,900	665,298
Renewables/Electric Generation - 10.0%
Ameren Corp.	7,500	610,200
CMS Energy Corp.	7,715	472,312
Duke Energy Corp.	8,958	864,716
Entergy Corp.	5,454	542,509
Evergy, Inc.	7,200	428,616
FirstEnergy Corp.	17,685	613,493
NextEra Energy, Inc.	18,400	1,391,224
Total Renewables/Electric Generation		4,923,070
Residential - 4.4%
American Homes 4 Rent	14,653	488,531
Camden Property Trust	5,200	571,532
Equity Residential	4,400	315,172
Essex Property Trust, Inc.	1,819	494,477
Mid-America Apartment Communities, Inc.	2,179	314,561
Total Residential		2,184,273
Retail - 2.2%
Federal Realty Investment Trust	1,500	152,175
Regency Centers Corp.	5,649	320,355
Simon Property Group, Inc.	5,575	634,268
Total Retail		1,106,798
Self Storage - 0.1%
Extra Space Storage, Inc.	197	26,112
Specialty - 0.4%
Outfront Media, Inc.	8,200	179,006
Water - 0.8%
American Water Works Company, Inc.	2,700	404,784
Total UNITED STATES		21,952,443
Total COMMON STOCKS
(Cost $35,036,904)		41,213,001
	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%
UNITED STATES - 0.4%
Datacenters - 0.1%
QTS Realty Trust, Inc., Series B, 6.50%	245	34,425
Hotel - 0.1%
RLJ Lodging Trust, Series A, 1.95%	1,800	49,968
Net Lease - 0.1%
EPR Properties, Series C, 5.75%	1,900	48,488
Office - 0.1%
Equity Commonwealth, Series D, 6.50%	1,217	38,214
Total UNITED STATES		171,095
Total CONVERTIBLE PREFERRED STOCKS
(Cost $144,787)		171,095
	Principal Amount (000s)	Value
REAL ASSET DEBT - 8.1%
CANADA - 0.4%
Basic Industrial - 0.1%
Cascades, Inc., 5.38%, 01/15/28 (e)	$20	21,000
Methanex Corp., 5.25%, 12/15/29	10	10,314
Total Basic Industrial		31,314
Energy - 0.0%
Baytex Energy Corp., 8.75%, 04/01/27 (e)	5	4,544
MEG Energy Corp., 6.50%, 01/15/25 (e)	15	15,494
Total Energy		20,038
Metals & Mining - 0.1%
Kinross Gold Corp., 4.50%, 07/15/27	35	39,401
Oil Gas Transportation & Distribution - 0.1%
Parkland Corp., 6.00%, 04/01/26 (e)	27	28,237
Parkland Corp., 4.50%, 10/01/29 (e)	20	20,069
TransCanada PipeLines Ltd., 2.40% (3 Month LIBOR USD + 2.21%), 05/15/67 (v)	25	20,175
Total Oil Gas Transportation & Distribution		68,481
Utility - 0.1%
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (v)	50	56,826
Total CANADA		216,060
GERMANY - 0.0%
Basic Industrial - 0.0%
Mercer International, Inc., 5.13%, 02/01/29 (e)	10	10,360
Total GERMANY		10,360
UNITED STATES - 7.7%
Basic Industrial - 0.1%
Hexion, Inc., 7.88%, 07/15/27 (e)	20	21,505
Resolute Forest Products, Inc., 4.88%, 03/01/26 (e)	10	10,025
Tronox, Inc., 4.63%, 03/15/29 (e)	15	15,019
Total Basic Industrial		46,549
Construction & Building Materials - 0.5%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	30	31,950
Beazer Homes USA, Inc., 5.88%, 10/15/27	20	20,700
KB Home, 4.80%, 11/15/29	8	8,380
M/I Homes, Inc., 4.95%, 02/01/28	50	51,781
MDC Holdings, Inc., 2.50%, 01/15/31	45	42,412
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	25	27,562
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (e)	25	26,563
Toll Brothers Finance Corp., 4.35%, 02/15/28	50	54,063
Total Construction & Building Materials		263,411
Diversified - 0.2%
Forestar Group, Inc., 5.00%, 03/01/28 (e)	40	41,512
The Howard Hughes Corp., 5.38%, 08/01/28 (e)	40	42,050
Total Diversified		83,562
Energy - 0.9%
Apache Corp., 4.25%, 01/15/30	30	29,222
Ascent Resources Utica Holdings LLC, 8.25%, 12/31/28 (e)	7	7,280
California Resources Corp., 7.13%, 02/01/26 (e)	12	12,213
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)	15	15,613
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	20	20,500
Continental Resources, Inc., 5.75%, 01/15/31 (e)	21	23,727
Devon Energy Corp., 7.95%, 04/15/32	10	13,402
Endeavor Energy Resources LP, 6.63%, 07/15/25 (e)	20	21,375
EQT Corp., 8.50%, 02/01/30	21	26,781
Indigo Natural Resources LLC, 5.38%, 02/01/29 (e)	2	1,970
Laredo Petroleum, Inc., 10.13%, 01/15/28	10	9,585
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	15	12,938
Occidental Petroleum Corp., 3.50%, 08/15/29	65	60,938
Occidental Petroleum Corp., 8.88%, 07/15/30	43	54,223
Ovintiv Exploration, Inc., 5.75%, 01/30/22	40	41,310
Southwestern Energy Co., 6.45%, 01/23/25	25	26,711
Transocean Proteus Ltd., 6.25%, 12/01/24 (e)	12	11,400
Transocean, Inc., 11.50%, 01/30/27 (e)	10	8,577
WPX Energy, Inc., 4.50%, 01/15/30	11	11,845
Total Energy		409,610
Health Facilities - 0.4%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	10	9,769
HCA, Inc., 3.50%, 09/01/30	60	60,693
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	40	44,247
Service Corporation International, 4.63%, 12/15/27	40	42,150
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	20	20,787
Total Health Facilities		177,646
Infrastructure Services - 0.1%
Terex Corp., 5.00%, 05/15/29 (e)	6	6,211
United Rentals North America, Inc., 5.50%, 05/15/27	20	21,330
Total Infrastructure Services		27,541
Leisure - 0.6%
Boyd Gaming Corp., 6.38%, 04/01/26	40	41,239
Caesars Resort Collection LLC, 5.75%, 07/01/25 (e)	20	21,106
Cedar Fair LP, 5.50%, 05/01/25 (e)	40	42,036
Churchill Downs, Inc., 4.75%, 01/15/28 (e)	10	10,342
GLP Capital LP, 5.38%, 04/15/26	35	39,277
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	40	41,864
Scientific Games International, Inc., 5.00%, 10/15/25 (e)	20	20,739
Scientific Games International, Inc., 8.25%, 03/15/26 (e)	20	21,450
Station Casinos LLC, 4.50%, 02/15/28 (e)	20	19,900
VICI Properties LP, 4.63%, 12/01/29 (e)	40	41,495
Total Leisure		299,448
Media - 0.6%
Cable One, Inc., 4.00%, 11/15/30 (e)	50	49,460
CCO Holdings LLC, 4.75%, 03/01/30 (e)	125	129,531
Cox Communications, Inc., 3.50%, 08/15/27 (e)	40	43,423
CSC Holdings LLC, 5.25%, 06/01/24	75	80,906
Total Media		303,320
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (e)	10	10,875
Freeport-McMoRan, Inc., 4.25%, 03/01/30	40	42,600
Newmont Corp., 2.80%, 10/01/29	30	30,818
Total Metals & Mining		84,293
Oil Gas Transportation & Distribution - 1.3%
Antero Midstream Partners LP, 5.38%, 09/15/24	25	25,279
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	10	10,275
Buckeye Partners LP, 4.13%, 12/01/27	20	19,750
Cheniere Energy, Inc., 4.63%, 10/15/28 (e)	40	41,607
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	20	19,650
DCP Midstream Operating LP, 5.38%, 07/15/25	20	21,672
Energy Transfer Operating LP, 3.22% (3 Month LIBOR USD + 3.02%), 11/01/66 (v)	50	34,750
Energy Transfer Operating LP, 6.75% (Fixed until 05/14/25, then 5-Year U.S. Treasury Yield Curve + 5.13%), Perpetual (v)	37	35,335
Energy Transfer Operating LP, 7.13% (Fixed until 05/14/30, then 5-Year U.S. Treasury Yield Curve + 5.31%), Perpetual (v)	27	26,306
EnLink Midstream LLC, 5.38%, 06/01/29	25	23,375
EQM Midstream Partners LP, 4.50%, 01/15/29 (e)	30	29,234
Ferrellgas Escrow LLC, 5.38%, 04/01/26 (e)	10	9,933
Genesis Energy LP, 6.50%, 10/01/25	20	19,605
Global Partners LP, 7.00%, 08/01/27	20	21,100
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	58	58,742
NuStar Logistics LP, 5.75%, 10/01/25	18	19,269
Plains All American Pipeline LP, 6.13% (Fixed until 11/14/22, then 3 Month LIBOR USD + 4.11%), Perpetual (v)	35	28,440
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (e)	21	20,758
Targa Resources Partners LP, 5.38%, 02/01/27	60	62,224
Western Midstream Operating LP, 4.75%, 08/15/28	70	73,150
Total Oil Gas Transportation & Distribution		600,454
Real Estate - 0.7%
American Homes 4 Rent LP, 4.25%, 02/15/28	60	65,749
Highwoods Realty LP, 3.88%, 03/01/27	40	43,271
Iron Mountain, Inc., 4.88%, 09/15/29 (e)	25	25,312
iStar, Inc., 5.50%, 02/15/26	60	61,050
Lexington Realty Trust, 2.70%, 09/15/30	45	43,891
Mid-America Apartments LP, 3.60%, 06/01/27	40	43,500
Starwood Property Trust, Inc., 5.00%, 12/15/21	60	60,825
Total Real Estate		343,598
Telecommunication Services - 1.1%
American Tower Corp., 3.60%, 01/15/28	35	37,735
Cablevision Lightpath LLC, 3.88%, 09/15/27 (e)	65	64,350
Consolidated Communications, Inc., 6.50%, 10/01/28 (e)	40	43,205
Crown Castle International Corp., 3.80%, 02/15/28	40	43,538
Frontier Communications Corp., 5.00%, 05/01/28 (e)	45	45,788
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	85	87,479
SBA Communications Corp., 3.88%, 02/15/27	60	61,332
T-Mobile USA, Inc., 4.75%, 02/01/28	115	122,895
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	60	59,040
Total Telecommunication Services		565,362
Utility - 1.1%
Calpine Corp., 5.13%, 03/15/28 (e)	25	25,116
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e)	25	23,977
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 06/01/50 (v)	30	32,400
Dominion Energy, Inc., 4.65% (Fixed until 12/14/24, then 5 Year U.S. Treasury Yield Curve + 2.99%), Perpetual (v)	30	31,584
Duke Energy Corp., 4.88% (Fixed until 09/15/24, then 5 Year U.S. Treasury Yield Curve + 3.39%), Perpetual (v)	30	31,695
FirstEnergy Corp., 4.40%, 07/15/27	80	86,000
NextEra Energy Capital Holdings, Inc., 2.31% (3 Month LIBOR USD + 2.13%), 06/15/67 (v)	40	36,848
NRG Energy, Inc., 3.63%, 02/15/31 (e)	67	65,325
Pacific Gas and Electric Co., 2.50%, 02/01/31	100	94,363
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	36	36,585
Sempra Energy, 4.88% (Fixed until 10/14/25, then 5 Year U.S. Treasury Yield Curve + 4.55%), Perpetual (v)	35	37,450
Talen Energy Supply LLC, 6.63%, 01/15/28 (e)	10	9,989
The AES Corp., 2.45%, 01/15/31 (e)	40	38,214
Total Utility		549,546
Total UNITED STATES		3,754,340
Total REAL ASSET DEBT
(Cost $3,829,801)		3,980,760
	Shares	Value
PREFERRED STOCKS - 1.6%
UNITED STATES - 1.6%
Diversified - 0.1%
Armada Hoffler Properties, Inc., Series A, 6.75%	1,100	29,150
PS Business Parks, Inc., Series Z, 4.88%	1,427	37,844
Total Diversified		66,994
Hotel - 0.2%
Hersha Hospitality Trust, Series D, 6.50%	1,200	29,148
Hersha Hospitality Trust, Series E, 6.50%	1,934	46,977
Pebblebrook Hotel Trust, Series C, 6.50%	1,600	40,176
Total Hotel		116,301
Industrial - 0.2%
Plymouth Industrial REIT, Inc., Series A, 7.50% (s)	1,100	29,508
Rexford Industrial Realty, Inc., Series B, 5.88%	1,048	26,965
Rexford Industrial Realty, Inc., Series C, 5.63%	2,354	61,957
Total Industrial		118,430
Manufactured Homes - 0.1%
UMH Properties, Inc., Series D, 6.38%	1,200	30,000
Net Lease - 0.3%
EPR Properties, Series G, 5.75%	1,286	32,407
Global Net Lease, Inc., Series A, 7.25%	1,051	28,020
Global Net Lease, Inc., Series B, 6.88%	1,972	50,385
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,156	54,805
Total Net Lease		165,617
Office - 0.2%
Vornado Realty Trust, Series M, 5.25%	1,802	45,717
Vornado Realty Trust, Series N, 5.25%	1,860	47,690
Total Office		93,407
Residential - 0.2%
American Homes 4 Rent, Series F, 5.88%	1,440	37,210
American Homes 4 Rent, Series G, 5.88%	1,436	37,307
Total Residential		74,517
Retail - 0.2%
Saul Centers, Inc., Series E, 6.00%	1,119	28,982
SITE Centers Corp., Series A, 6.38%	1,500	38,700
Urstadt Biddle Properties, Inc., Series K, 5.88%	1,177	29,142
Total Retail		96,824
Self Storage - 0.1%
Public Storage, Series L, 4.63%	700	18,802
Public Storage, Series M, 4.13%	363	9,369
Public Storage, Series N, 3.88%	700	17,507
Total Self Storage		45,678
Total UNITED STATES		807,768
Total PREFERRED STOCKS
(Cost $665,066)		807,768
Total Investments - 94.0%
(Cost $39,676,558)		46,172,624
Other Assets in Excess of Liabilities - 6.0%		2,950,236
TOTAL NET ASSETS - 100.0%		$49,122,860

LLC— Limited Liability Company
LP— Limited Partnership
MLP— Master Limited Partnership
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the total value of all such securities was $2,240,815 or 4.6% of net assets.

(n) - Non-income producing security.
(s) - Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2021.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

TOTAL RETURN SWAP CONTRACT
Reference Entity	Counterparty	Long/Short	Financing Rate	Entry Fee(1)	Exit Fee(2)	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation
MSCO Radar Dynamic Roll Index ER(3)	Morgan Stanley	Long	0.00%	0.15%	0.15%	Monthly	3/30/2022	$2,318,404	$18,542

(1) Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap.
(2) Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap.
(3) At March 31, 2021, a list of the MSCO Radar Dynamic Roll Index ER components and their weightings were as follows:

Component Description	Expiration	Ticker	Contract** Value	Value of Index	Weightings
LME Primary Aluminum Future	March 2022	LAH22	0.101	$ 15	2.6%
ICE Brent Crude Oil Future	July 2021	CON1	0.006	31	5.4%
NYBOT CSC Cocoa Future	July 2021	CCN1	0.019	3	0.4%
NYBOT CSC Coffee Future	March 2022	KCH2	0.001	3	0.5%
LME Copper Future	January 2022	LPF22	1.191	46	7.9%
CBOT Corn Future	December 2021	C Z1	0.032	24	4.0%
NYBOT CSC Number 2 Cotton Future	December 2021	CTZ1	0.002	7	1.2%
CME Feeder Cattle Future	January 2022	FCF2	0.005	10	1.7%
ICE Gass Oil Future	December 2021	QSZ1	0.059	39	6.6%
COMEX Gold 100 Troy Ounces Future	February 2022	GCG2	0.159	32	5.4%
NYMEX NY Harbor ULSD Futures	March 2022	HOH2	0.008	16	2.7%
LME Lead Future	March 2022	LLH2	0.198	33	5.7%
CME Lean Hogs Future	October 2021	LHV1	0.001	3	0.5%
CME Live Cattle Future	June 2021	LCM1	0.003	7	1.2%
NYMEX Henry Hub Natural Gas Future	March 2022	NGH22	0.000	7	1.3%
LME Nickel Future	March 2022	LNH2	1.182	25	4.3%
NYMEX Palladium Future	June 2021	PAM1	0.308	40	6.9%
NYMEX Platinum Future	July 2021	PLN1	0.130	38	6.5%
NYMEX Reformulated Gasoline Blend	October 2021	XBV1	0.026	49	8.4%
KCBT Hard Red Winter Wheat Future	March 2022	KWH2	0.011	6	1.1%
COMEX Silver Future	December 2021	SIZ1	0.002	31	5.3%
CBOT Soybean Future	March 2022	S H2	0.101	29	5.0%
CBOT Soybean Meal Future	December 2021	SMZ1	0.017	15	2.6%
CBOT Soybean Oil Future	December 2021	BOZ1	0.001	6	1.1%
NYBOT CSC Number 11 World Sugar Future	July 2021	SBN1	0.001	28	4.8%
NYMEX Light Sweet Crude Oil Future	September 2021	CLU1	0.003	16	2.7%
CBOT Wheat Future	July 2021	W N1	0.005	3	0.4%
LME Zinc Future	March 2022	LXH2	0.187	22	3.8%
				$ 584	100.0%
** Contract value represents the number of units of the underlying component in one unit of the Index at creation. The contract value is calculated by multiplying each component’s weight by the starting price of the Index and dividing by the starting price of the component’s index. The contract value will differ depending on the date the swap is initiated.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2021:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$1,804,721	$-	$1,804,721
Brazil	364,015	-	-	364,015
Canada	3,050,359	-	-	3,050,359
China	-	745,095	-	745,095
France	-	1,584,515	-	1,584,515
Germany	-	931,028	-	931,028
Hong Kong	-	1,785,958	-	1,785,958
Italy	-	974,803	-	974,803
Japan	-	2,525,760	-	2,525,760
Mexico	639,453	-	-	639,453
Singapore	-	317,185	-	317,185
Spain	-	1,157,911	-	1,157,911
Sweden	-	311,089	-	311,089
Switzerland	-	559,397	-	559,397
United Kingdom	86,083	2,423,186	-	2,509,269
United States	21,952,443	-	-	21,952,443
Total Common Stocks	26,092,353	15,120,648	-	41,213,001
Convertible Preferred Stocks
United States	171,095	-	-	171,095
Real Asset Debt
Canada	-	216,060	-	216,060
Germany	-	10,360	-	10,360
United States	-	3,754,340	-	3,754,340
Total Real Asset Debt	-	3,980,760	-	3,980,760
Preferred Stocks
United States	778,260	29,508	-	807,768
Total	$27,041,708	$19,130,916	$-	$46,172,624

Other Financial Instrument*
Total Return Swap Contract	-	18,542	-	18,542
Total	$-	$18,542	$-	$18,542

* Other financial instrument includes a total return swap contract which is reflected at the net unrealized appreciation (depreciation) on the instrument.